Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Trading Symbol	LGHL
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001806524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39301
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048693
Title of 12(b) Security	Class A Ordinary Shares represented by American Depositary Shares (“ADSs”)
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	UHY LLP
Auditor Location	New York, New York
Auditor Firm ID	1195
Business Contact
Document Information Line Items
Contact Personnel Name	N/A
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048693
City Area Code	+65
Local Phone Number	8877 3871
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	29,677,969
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,843,096